Note 5 - Blanket Zimbabwe Indigenisation Transaction (Details Textual) - USD ($) $ in Thousands			2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended			19 Months Ended
	Jun. 23, 2017	Feb. 20, 2012	Apr. 30, 2013	Feb. 28, 2013	Sep. 30, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2016	Jun. 22, 2017	Oct. 19, 2016
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests		51.00%				51.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent		$ 30,090
Non-controlling interest, non-refundable donation		$ 1,000
Dividend loans, Percentage of dividend as payment of interest	80.00%	80.00%
Proportion of dividends declared accruing unconditionally		20.00%
Percentage of net assets recognised as NCI		16.20%
Borrowings, adjustment to interest rate basis										10.00%
Borrowings, interest rate	7.25%										7.25%
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 806					$ 835	$ 170	$ 24
Dividends received									$ 0
Cash advances on dividend loans			$ 1,000	$ 1,000	$ 2,000
NIEEF [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests		16.00%				16.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent		$ 11,740
Proportion of ownership interest sold		16.00%
Non-controlling interests recognised, dividends declared accruing unconditionally		20.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans		80.00%
Fremiro [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests		15.00%				15.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent		$ 11,010
Proportion of ownership interest sold		15.00%
Non-controlling interests recognised, dividends declared accruing unconditionally		20.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans		80.00%
BETS [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests						10.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent		$ 7,340
Proportion of ownership interest sold		10.00%
Community Trust [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests		10.00%				10.00%
Proportion of ownership interest sold		10.00%
Non-controlling interests recognised, dividends declared accruing unconditionally		100.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans		80.00%
Non-controlling interests recognised, dividends declared accruing unconditionally employee participation		20.00%